Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
China Branding Company Limited
Related Party Transactions

Furthermore, the Group leased out our vacant premises to CBG and provided administrative and human resources services to CBG. Details of the transactions and balances for the years ended December 31, 2014 were as follows:

	For the years ended December 31,
	2012	2013	2014
Lease income	$—	$—	$97,635
Service income	$—	$—	$48,818

	December 31,
	2013	2014
Other receivable	$21,850	$168,303

Board of Directors Chairman
Related Party Transactions

In 2014, the Group entered into a series of business cooperation with certain entities in which Mr. Robert W. Roche, a major shareholder, a director the executive chairman and CEO of Acorn International, owns significant equity interests. Details of the transactions for the years ended December 31 2014 were as follows:

	For the years ended December 31,
	2012	2013	2014
Software purchase	$—	$—	$1,187,922
Service rendered	$—	$—	$391,800
Goods purchase	$—	$—	$309,473